Derivatives (Details Textual) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Derivative [Line Items]
Aggregate notional volume of our commodity derivative	7,100,000	7,100,000
Interest Rate Swap [Member]
Derivative [Line Items]
Notional amount of interest rate swap	$ 100,000,000	$ 100,000,000
Weather Contract [Member]
Derivative [Line Items]
Potential proceeds from derivative contract	10,000,000
Fair value of derivative	0	0
Payment for weather derivative premium		1,100,000
Derivative term of contract	12 months	12 months
Risk management assets	$ 1,000,000	$ 1,000,000